Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, par value	[1]	$ 0	$ 0
Ordinary shares, shares issued	[1]	2,736,435	385,420
Ordinary shares, shares outstanding	[1]	2,736,435	385,420
Common Class B [Member]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, par value	[1]	$ 0	$ 0
Ordinary shares, shares issued	[1]	14,286	14,286
Ordinary shares, shares outstanding	[1]	14,286	14,286

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.